Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

23. SEGMENT INFORMATION

The Group has determined that it currently operates in the following principal reportable segments: (1) online game and (2) online advertising. Others consists of cinema advertising only.

Year Ended December 31, 2011 (in thousands)
	Online Game	Online Advertising	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$435,512	$44,981	$10,853	$(6,770)	$484,576
Segment cost of revenues	49,735	3,764	13,783	—	67,282
SBC (2) in cost of revenues	102	128	—	—	230

Total cost of revenues	49,837	3,892	13,783	—	67,512

Gross profit (loss)	385,675	41,089	(2,930)	(6,770)	417,064

Operating expenses:
Product development	47,234	2,139	466	—	49,839
Sales and marketing	48,241	2,015	5,447	(6,770)	48,933
General and administrative	23,149	2,394	1,613	—	27,156
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	—	5,420	—	5,420
SBC (2) in operating expenses	5,354	411	—	122	5,887

Total operating expenses	123,978	6,959	12,946	(6,648)	137,235

Operating profit (loss)	261,697	34,130	(15,876)	(122)	279,829
Interest income	11,916	—	17	—	11,933
Foreign currency exchange loss	(618)	—	—	—	(618)
Interest expense	(7)	—	—	—	(7)
Other (expense) income	267	2	188	—	457

Income before income tax expense	273,255	34,132	(15,671)	(122)	291,594
Income tax expense(credit)	40,965	2,732	(117)	—	43,580

Net income	232,290	31,400	(15,554)	(122)	248,014

Less: Net income attributable to the mezzanine classified non-controlling interest	2,558	—	—	—	2,558

Net income attributable to Changyou.com Limited	$229,732	$31,400	$(15,554)	$(122)	$245,456

Year Ended December 31, 2010 (in thousands) (As restated)
	Online Game	Online Advertising	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$327,153	$31,552	$—	$(4,599)	$354,106
Segment cost of revenues	29,658	2,918	—	—	32,576
SBC (2) in cost of revenues	194	236	—	—	430

Total cost of revenues	29,852	3,154	—	—	33,006

Gross profit	297,301	28,398	—	(4,599)	321,100

Operating expenses:
Product development	33,519	1,909	—	—	35,428
Sales and marketing	40,782	2,459	—	(4,599)	38,642
General and administrative	13,752	1,708	—	—	15,460
SBC (2) in operating expenses	8,400	717	—	15	9,132

Total operating expenses	96,453	6,793	—	(4,584)	98,662

Operating profit	200,848	21,605	—	(15)	222,438
Interest income	4,194	—	—	—	4,194
Foreign currency exchange loss	(527)	—	—	—	(527)
Interest expense	(39)	—	—	—	(39)
Other (expense)income	(1,394)	1	—	—	(1,393)

Income before income tax expense	203,082	21,606	—	(15)	224,673
Income tax expense	28,178	1,812	—	—	29,990

Net income	$174,904	$19,794	$—	$(15)	$194,683

Year Ended December 31, 2009 (in thousands) (As restated)
	Online Game	Online Advertising	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$267,585	$26,525	$—	$(5,908)	$288,202
Segment cost of revenues	17,194	2,399	—	—	19,593
SBC (2) in cost of revenues	324	32	—	—	356

Total cost of revenues	17,518	2,431	—	—	19,949

Gross profit	250,067	24,094	—	(5,908)	268,253

Operating expenses:
Product development	19,949	1,496	—	—	21,445
Sales and marketing	39,787	2,165	—	(5,908)	36,044
General and administrative	13,347	1,287	—	—	14,634
SBC (2) in operating expenses	13,077	64	—	—	13,141

Total operating expenses	86,160	5,012	—	(5,908)	85,264

Operating profit	163,907	19,082	—	—	182,989
Interest income	3,391	—	—	—	3,391
Foreign currency exchange loss	(12)	—	—	—	(12)
Interest expense	(104)	—	—	—	(104)
Other income	158	1	—	—	159

Income before income tax expense	167,340	19,083	—	—	186,423
Income tax expense	22,656	1,549	—	—	24,205

Net income	$144,684	$17,534	$—	$—	$162,218

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the online advertising segment to the online game segment.
Note (2):	"SBC" stands for share-based compensation expense.

	As of December 31, 2011 (in thousands)
	Online Game	Online Advertising	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$326,961	$—	$3,450	$—	$330,411
Accounts receivable, net	7,744	—	3,582	—	11,326
Fixed assets, net	65,266	2,737	391	—	68,394
Intangible assets, net	36,508	632	11,301	—	48,441
Goodwill	116,731	17,885	—	—	134,616

Total assets (1)	$729,813	$21,788	$18,803	$(17,331)	$753,073

	As of December 31, 2010 (in thousands) (As restated)
	Online Game	Online Advertising	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$350,957	$70	$—	$—	$351,027
Accounts receivable, net	1,464	5,279	—	—	6,743
Fixed assets, net	53,659	982	—	—	54,641
Intangible assets, net	7,251	728	—	—	7,979
Goodwill	10,258	17,885	—	—	28,143

Total assets (1)	$502,512	$26,162	$—	$(301)	$528,373

Note (1):	The intercompany elimination for segment assets mainly consists of an operating funds loan to and long term investment in the others.